Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary Shares	Additional paid-in capital	Statutory reserve	Retained Earnings	Accumulated other comprehensive income (loss)	Equity attributable to the Company’s shareholders	Non-controlling interest	Total equity
Balance at Jun. 30, 2020	$ 2,800	$ 3,667,957	$ 664,100	$ 30,395,350	$ (1,967,388)	$ 32,762,819	$ (34,494)	$ 32,728,325
Balance (in Shares) at Jun. 30, 2020	28,000,000
Net income (loss)				8,906,124		8,906,124	(1,262)	8,904,862
Foreign currency translation adjustment					3,080,618	3,080,618		3,080,618
Balance at Dec. 31, 2020	$ 2,800	3,667,957	664,100	39,301,474	1,113,230	44,749,561	(35,756)	44,713,805
Balance (in Shares) at Dec. 31, 2020	28,000,000
Balance at Jun. 30, 2021	$ 3,359	25,542,531	664,100	36,804,282	1,298,015	64,312,287	(47,041)	64,265,246
Balance (in Shares) at Jun. 30, 2021	33,581,556
Net income (loss)				(606,134)		(606,134)		(606,134)
Foreign currency translation adjustment					696,050	696,050		696,050
Acquisition of former non-controlling interest in HAPPY		(481,447)				(481,447)	14,558	(466,889)
Disposal of 47% ownership in Fuzhou Fumao							12,530	12,530
Issuance of the convertible note		1,124,752				1,124,752		1,124,752
Balance at Dec. 31, 2021	$ 3,358	$ 26,185,836	$ 664,100	$ 36,198,148	$ 1,994,065	$ 65,045,508	$ (19,953)	$ 65,025,555
Balance (in Shares) at Dec. 31, 2021	33,581,556